Segment Disclosures - Schedule of Financial Statement Information by Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net sales	$ 8,378,708	$ 6,906,160
Operating (loss) income	(8,554,067)	(11,950,409)
Interest expense	1,163,178	2,458,263
Depreciation and amortization	794,838	844,457
Total assets	5,786,771	10,831,754
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales
Operating (loss) income	(2,433,902)	(2,622,121)
Interest expense	430,462	334,609
Depreciation and amortization
Total assets	16,265	14,929
Cybersecurity [Member]
Segment Reporting Information [Line Items]
Net sales	4,302,417	3,031,579
Operating (loss) income	(5,871,492)	(6,772,172)
Interest expense	726,193	2,123,654
Depreciation and amortization	240,378	255,263
Total assets	231,631	3,366,938
SVC [Member]
Segment Reporting Information [Line Items]
Net sales	4,076,291	3,874,581
Operating (loss) income	(248,673)	(2,556,116)
Interest expense	6,523
Depreciation and amortization	554,460	589,194
Total assets	$ 5,538,875	$ 7,449,887